UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.4%

Aerospace & Defense - 5.3%
Boeing Co. (The)	11,346	1,440,261
General Dynamics Corp.	4,371	574,218
Honeywell International, Inc.	9,858	1,104,589
Lockheed Martin Corp.	6,417	1,421,366
Northrop Grumman Corp.	2,139	423,308
Raytheon Co.	3,906	478,993
United Technologies Corp.	11,253	1,126,425
		6,569,160
Air Freight & Logistics - 1.3%
United Parcel Service, Inc., Class B	15,531	1,638,055

Beverages - 4.7%
Coca-Cola Co. (The)	53,044	2,460,711
Coca-Cola Enterprises, Inc.	2,325	117,970
Dr. Pepper Snapple Group, Inc.	2,325	207,902
Molson Coors Brewing Co., Class B	1,395	134,171
PepsiCo, Inc.	28,150	2,884,812
		5,805,566
Capital Markets - 1.1%
Franklin Resources, Inc.	14,322	559,274
T. Rowe Price Group, Inc.	10,881	799,318
		1,358,592
Chemicals - 2.3%
Air Products & Chemicals, Inc.	2,139	308,123
Airgas, Inc.	558	79,035
Dow Chemical Co. (The)	11,067	562,867
E.I. du Pont de Nemours & Co.	12,462	789,094
International Flavors & Fragrances, Inc.	837	95,225
Monsanto Co.	4,836	424,311
Praxair, Inc.	4,557	521,549
		2,780,204
Commercial Services & Supplies - 0.5%
Tyco International plc	6,231	228,740
Waste Management, Inc.	6,231	367,629
		596,369
Containers & Packaging - 0.1%
Avery Dennison Corp.	1,116	80,475
Bemis Co., Inc.	930	48,155
		128,630
Distributors - 0.3%
Genuine Parts Co.	3,255	323,417

Diversified Consumer Services - 0.1%
H&R Block, Inc.	2,697	71,255

Diversified Telecommunication Services - 8.7%
AT&T, Inc.	127,775	5,004,947
CenturyLink, Inc.	9,021	288,311
Verizon Communications, Inc.	100,533	5,436,824
		10,730,082
Electric Utilities - 4.3%
American Electric Power Co., Inc.	7,068	469,315
Duke Energy Corp.	9,672	780,337
Edison International	4,092	294,174
Entergy Corp.	2,883	228,564
Eversource Energy	3,999	233,302
Exelon Corp.	10,323	370,183
FirstEnergy Corp.	4,464	160,570
NextEra Energy, Inc.	5,580	660,337
PG&E Corp.	6,696	399,885
Pinnacle West Capital Corp.	1,767	132,649
PPL Corp.	10,230	389,456
Southern Co. (The)	16,300	843,199
Xcel Energy, Inc.	7,068	295,584
		5,257,555
Electrical Equipment - 0.7%
Emerson Electric Co.	13,113	713,085
Rockwell Automation, Inc.	1,395	158,681
		871,766
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	12,555	925,931

Food & Staples Retailing - 2.1%
Sysco Corp.	5,859	273,791
Wal-Mart Stores, Inc.	33,015	2,261,197
		2,534,988
Food Products - 1.5%
Archer-Daniels-Midland Co.	6,045	219,494
Bunge Ltd.	1,581	89,595
Campbell Soup Co.	1,953	124,582
General Mills, Inc.	8,370	530,239
Hershey Co. (The)	2,046	188,416
Hormel Foods Corp.	3,162	136,725
Kellogg Co.	2,976	227,813
McCormick & Co., Inc. (Non-Voting)	1,395	138,775
Mead Johnson Nutrition Co.	2,046	173,849
		1,829,488
Gas Utilities - 0.1%
Questar Corp.	2,976	73,805

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	19,716	824,720
Baxter International, Inc.	10,974	450,812
Becton, Dickinson and Co.	2,046	310,624
		1,586,156
Health Care Providers & Services - 0.0%(a)
Patterson Cos., Inc.	837	38,946

Hotels, Restaurants & Leisure - 3.1%
Darden Restaurants, Inc.	2,232	147,982
McDonald's Corp.	23,622	2,968,813
Starwood Hotels & Resorts Worldwide, Inc.	1,860	155,180
Yum! Brands, Inc.	6,138	502,395
		3,774,370

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Household Durables - 0.1%
Garmin Ltd.	2,139	85,474
Leggett & Platt, Inc.	1,395	67,518
		152,992
Household Products - 5.8%
Clorox Co. (The)	2,418	304,813
Colgate-Palmolive Co.	17,112	1,208,963
Kimberly-Clark Corp.	9,335	1,255,651
Procter & Gamble Co. (The)	52,568	4,326,872
		7,096,299
Industrial Conglomerates - 2.1%
3M Co.	15,624	2,603,427

Insurance - 1.4%
Everest Re Group Ltd.	930	183,610
Marsh & McLennan Cos., Inc.	18,972	1,153,308
Progressive Corp. (The)	10,602	372,554
		1,709,472
IT Services - 3.5%
Accenture plc, Class A	9,021	1,041,023
Automatic Data Processing, Inc.	9,486	850,989
Broadridge Financial Solutions, Inc.	1,581	93,769
International Business Machines Corp.	10,695	1,619,758
Paychex, Inc.	9,114	492,247
Western Union Co. (The)	13,857	267,302
		4,365,088
Leisure Products - 0.2%
Hasbro, Inc.	1,209	96,841
Mattel, Inc.	4,464	150,080
		246,921
Machinery - 0.8%
Cummins, Inc.	1,953	214,713
Dover Corp.	1,860	119,654
Illinois Tool Works, Inc.	5,394	552,561
Parker-Hannifin Corp.	1,395	154,957
		1,041,885
Media - 0.3%
Omnicom Group, Inc.	3,348	278,654
Viacom, Inc., Class B	3,627	149,723
		428,377
Metals & Mining - 0.1%
Nucor Corp.	3,255	153,961

Multiline Retail - 0.6%
Kohl's Corp.	1,953	91,029
Target Corp.	7,998	658,076
		749,105
Multi-Utilities - 2.2%
Alliant Energy Corp.	1,581	117,437
Ameren Corp.	3,348	167,735
CenterPoint Energy, Inc.	6,138	128,407
CMS Energy Corp.	3,348	142,089
Consolidated Edison, Inc.	4,278	327,780
Dominion Resources, Inc.	6,696	503,003
DTE Energy Co.	2,883	261,373
Public Service Enterprise Group, Inc.	8,463	398,946
SCANA Corp.	1,581	110,907
Sempra Energy	2,697	280,623
WEC Energy Group, Inc.	4,836	290,498
		2,728,798
Oil, Gas & Consumable Fuels - 9.3%
California Resources Corp.	847	872
Chevron Corp.	38,223	3,646,474
ConocoPhillips	20,460	823,924
Exxon Mobil Corp.	73,411	6,136,426
Occidental Petroleum Corp.	12,555	859,139
		11,466,835
Pharmaceuticals - 12.3%
AbbVie, Inc.	19,037	1,087,393
Bristol-Myers Squibb Co.	21,599	1,379,744
Eli Lilly & Co.	12,837	924,392
Johnson & Johnson	56,823	6,148,249
Merck & Co., Inc.	44,361	2,347,141
Pfizer, Inc.	108,652	3,220,445
		15,107,364
Professional Services - 0.1%
Nielsen Holdings plc	3,348	176,306

Real Estate Investment Trusts (REITs) - 4.4%
HCP, Inc.	10,230	333,293
Macerich Co. (The)	6,696	530,591
Public Storage	7,815	2,155,612
Simon Property Group, Inc.	6,629	1,376,777
Weingarten Realty Investors	3,162	118,638
Weyerhaeuser Co.	27,075	838,796
		5,353,707
Road & Rail - 0.9%
Union Pacific Corp.	13,950	1,109,722

Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	4,557	269,729
Intel Corp.	78,864	2,551,250
Linear Technology Corp.	4,185	186,484
QUALCOMM, Inc.	28,923	1,479,122
Texas Instruments, Inc.	16,089	923,830
		5,410,415
Software - 4.0%
CA, Inc.	3,534	108,812
Microsoft Corp.	87,386	4,826,329
		4,935,141
Specialty Retail - 2.3%
Gap, Inc. (The)	2,511	73,824
Home Depot, Inc. (The)	18,600	2,481,798
L Brands, Inc.	2,883	253,156
		2,808,778
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	3,906	252,952

Tobacco - 5.7%
Altria Group, Inc.	39,804	2,494,119
Philip Morris International, Inc.	39,652	3,890,258

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Reynolds American, Inc.	11,811	594,211
		6,978,588
Trading Companies & Distributors - 0.3%
Fastenal Co.	4,185	205,065
W.W. Grainger, Inc.	837	195,381
		400,446
Water Utilities - 0.1%
American Water Works Co., Inc.	1,953	134,620

TOTAL COMMON STOCKS (COST $115,361,499)		122,305,534

Total Investments - 99.4% (Cost $115,361,499)		122,305,534
Other Assets Less Liabilities - 0.6%		679,554
Net assets - 100.0%		122,985,088

(a)	Represents less than 0.05% of net assets.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,421,466
Aggregate gross unrealized depreciation	(477,723)
Net unrealized appreciation	$6,943,743
Federal income tax cost of investments	$115,361,791

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.3%

Aerospace & Defense - 0.9%
BAE Systems plc	21,199	155,089
Meggitt plc	2,992	17,485
		172,574
Air Freight & Logistics - 1.1%
bpost SA	935	26,014
Deutsche Post AG	6,630	184,498
		210,512
Auto Components - 0.4%
Cie Generale des Etablissements Michelin	697	71,428

Beverages - 1.3%
Diageo plc	9,401	254,229

Building Products - 0.5%
Geberit AG	272	102,052

Capital Markets - 0.8%
Aberdeen Asset Management plc	8,483	33,822
Ashmore Group plc	6,324	26,142
Partners Group Holding AG	255	102,916
		162,880
Chemicals - 4.2%
Air Liquide SA	1,173	132,185
BASF SE	3,978	300,547
Croda International plc	493	21,534
EMS-Chemie Holding AG	34	17,699
Evonik Industries AG	799	24,005
FUCHS PETROLUB SE	136	5,279
FUCHS PETROLUB SE (Preference)	238	10,649
Givaudan SA	68	133,919
Koninklijke DSM NV	493	27,155
Solvay SA	153	15,369
Syngenta AG	340	142,014
		830,355
Commercial Services & Supplies - 0.2%
Edenred	969	18,849
Societe BIC SA	119	17,927
		36,776
Communications Equipment - 0.7%
Telefonaktiebolaget LM Ericsson, Class B	14,348	143,892

Construction & Engineering - 0.3%
Boskalis Westminster	340	13,384
Skanska AB, Class B	1,751	40,024
		53,408
Consumer Finance - 0.5%
Provident Financial plc	2,431	103,599

Containers & Packaging - 0.2%
Rexam plc	4,675	42,601

Distributors - 0.1%
Inchcape plc	1,700	17,678

Diversified Financial Services - 2.2%
Groupe Bruxelles Lambert SA	833	68,830
Industrivarden AB, Class A	2,108	39,525
Industrivarden AB, Class C	1,836	31,344
Investment AB Kinnevik, Class B	1,938	55,056
Investor AB, Class B	6,732	238,664
		433,419
Diversified Telecommunication Services - 6.5%
BT Group plc	33,201	210,206
Deutsche Telekom AG	12,087	217,281
Elisa OYJ*	561	21,844
Orange SA	7,072	124,067
Proximus SADP	1,122	38,402
Swisscom AG	238	129,854
TalkTalk Telecom Group plc	1,955	6,662
TDC A/S	4,488	22,001
Telefonica SA	15,521	174,252
TeliaSonera AB	15,912	82,772
Vivendi SA	12,151	255,887
		1,283,228
Electric Utilities - 2.8%
EDP - Energias de Portugal SA	10,319	36,759
Electricite de France SA	1,003	11,274
Endesa SA	2,924	56,212
Fortum OYJ	1,955	29,652
Iberdrola SA	25,365	169,410
Red Electrica Corp. SA	561	48,778
SSE plc	7,123	152,749
Terna Rete Elettrica Nazionale SpA	9,350	53,434
		558,268
Electrical Equipment - 1.0%
ABB Ltd.*	9,503	185,962

Energy Equipment & Services - 0.1%
Tenaris SA	1,615	20,152

Food & Staples Retailing - 1.3%
Colruyt SA	323	18,845
J Sainsbury plc	7,361	29,232
Kesko OYJ, Class B	255	11,278
Koninklijke Ahold NV	5,916	133,281
Wm Morrison Supermarkets plc	20,281	57,921
		250,557
Food Products - 5.3%
Marine Harvest ASA*	1,054	16,247
Nestle SA	13,188	989,462
Orkla ASA	3,604	32,658
		1,038,367
Gas Utilities - 0.9%
Enagas SA	1,547	46,567

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Gas Natural SDG SA	1,122	22,720
Snam SpA	16,524	103,659
		172,946
Health Care Equipment & Supplies - 0.2%
Coloplast A/S, Class B	578	43,868

Hotels, Restaurants & Leisure - 1.3%
Compass Group plc	10,799	190,603
InterContinental Hotels Group plc	867	35,777
William Hill plc	4,335	20,374
		246,754
Household Durables - 0.2%
Berkeley Group Holdings plc	935	43,246

Household Products - 1.7%
Reckitt Benckiser Group plc	3,349	323,950

Industrial Conglomerates - 2.3%
Siemens AG	3,808	404,216
Smiths Group plc	2,482	38,385
		442,601
Insurance - 2.2%
Admiral Group plc	2,312	65,896
Direct Line Insurance Group plc	13,532	72,002
Euler Hermes Group	170	15,428
Gjensidige Forsikring ASA	1,887	32,190
Sampo OYJ, Class A	4,369	207,811
Tryg A/S	1,751	34,040
		427,367
Machinery - 0.6%
IMI plc	1,207	16,524
Kone OYJ, Class B	1,547	74,676
Melrose Industries plc	459	2,352
Zardoya Otis SA	1,598	18,629
		112,181
Marine - 0.5%
AP Moeller - Maersk A/S, Class A*	17	21,737
AP Moeller - Maersk A/S, Class B*	17	22,336
Kuehne + Nagel International AG	374	53,387
		97,460
Media - 2.7%
Axel Springer SE	221	11,930
Eutelsat Communications SA	697	22,549
Pearson plc	3,553	44,684
RELX NV	7,021	122,772
RELX plc	8,092	150,500
RTL Group SA	323	27,399
SES SA, FDR	1,360	39,884
WPP plc	4,811	112,505
		532,223
Metals & Mining - 0.7%
BHP Billiton plc	11,832	133,124

Multiline Retail - 0.5%
Marks & Spencer Group plc	7,701	44,961
Next plc	629	48,819
		93,780
Multi-Utilities - 3.7%
Centrica plc	49,079	160,622
E.ON SE	7,667	73,722
Engie SA	5,899	91,691
National Grid plc	26,994	383,019
Suez Environnement Co.	1,360	24,983
		734,037
Oil, Gas & Consumable Fuels - 12.4%
BP plc	113,509	571,257
Eni SpA	16,201	245,543
Royal Dutch Shell plc, Class A	27,237	659,248
Royal Dutch Shell plc, Class B	16,706	408,196
Statoil ASA	5,559	87,573
TOTAL SA	10,081	460,201
		2,432,018
Personal Products - 4.6%
L'Oreal SA	901	161,659
Unilever NV, CVA	8,504	381,670
Unilever plc	8,120	367,924
		911,253
Pharmaceuticals - 15.2%
AstraZeneca plc	5,127	287,577
GlaxoSmithKline plc	25,983	527,316
Novartis AG	11,174	813,270
Orion OYJ, Class B	544	18,008
Roche Holding AG - BR	119	30,009
Roche Holding AG - Genusschein	3,519	869,783
Sanofi	5,321	429,663
		2,975,626
Professional Services - 1.0%
Capita plc	1,955	29,279
Experian plc	3,621	64,796
SGS SA	51	108,215
		202,290
Real Estate Investment Trusts (REITs) - 4.9%
British Land Co. plc (The)	21,231	213,760
Hammerson plc	13,498	112,233
Intu Properties plc	13,447	60,495
Klepierre	2,023	97,053
Land Securities Group plc	7,021	111,105
Segro plc	13,141	77,495
Unibail-Rodamco SE	1,069	294,556
		966,697
Real Estate Management & Development - 0.5%
PSP Swiss Property AG*	340	32,841
Swiss Prime Site AG*	629	55,698
		88,539
Software - 0.2%
Sage Group plc (The)	4,828	43,648

Specialty Retail - 1.5%
Fielmann AG	221	16,798
Hennes & Mauritz AB, Class B	6,171	206,063

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Kingfisher plc	14,807	80,169
		303,030
Textiles, Apparel & Luxury Goods - 0.9%
HUGO BOSS AG	374	24,566
LVMH Moet Hennessy Louis Vuitton SE	901	154,523
		179,089
Tobacco - 5.4%
British American Tobacco plc	13,209	776,498
Imperial Brands plc	4,777	265,233
Swedish Match AB	646	21,962
		1,063,693
Trading Companies & Distributors - 0.2%
Wolseley plc	765	43,311

Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	1,802	29,673
Aeroports de Paris	85	10,524
		40,197
Water Utilities - 0.6%
Pennon Group plc	2,074	24,176
Severn Trent plc	1,258	39,290
United Utilities Group plc	3,485	46,233
		109,699
Wireless Telecommunication Services - 3.8%
Tele2 AB, Class B	1,836	17,054
Vodafone Group plc	226,572	720,342
		737,396
TOTAL COMMON STOCKS (COST $19,295,552)		19,471,960

Total Investments - 99.3% (Cost $19,295,552)		19,471,960
Other Assets Less Liabilities - 0.7%		130,613
Net assets - 100.0%		19,602,573

*	Non-income producing security.

Abbreviations
CVA	Dutch Certification
FDR	Finnish Depository Receipt
OYJ	Public Traded Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$433,718
Aggregate gross unrealized depreciation	(257,310)
Net unrealized appreciation	$176,408
Federal income tax cost of investments	$19,295,552

O'Shares FTSE Europe Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of March 31, 2016:
Australia	0.7%
Belgium	0.9%
Denmark	0.7%
Finland	1.8%
France	12.2%
Germany	6.5%
Ireland	0.3%
Italy	2.1%
Luxembourg	0.4%
Netherlands	6.3%
Norway	0.9%
Portugal	0.2%
Spain	2.9%
Sweden	4.5%
Switzerland	19.4%
United Kingdom	39.5%
Other(1)	0.7%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend Hedged ETF

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND - 100.2%

O'Shares FTSE Europe Quality Dividend ETF (Cost $3,760,948)(a)	163,500	3,796,470

Total Investments - 100.2% (Cost $3,760,948)		3,796,470
Liabilities Less Other Assets - (0.2%)		(7,011)
Net assets - 100.0%		3,789,459

(a)	Affiliated company as defined under the Investment Company Act of 1940.

Abbreviations
ETF	Exchange Traded Fund

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,137
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$34,137
Federal income tax cost of investments	$3,762,333

Investment in a company which was affiliated for the period ending March 31, 2016, was as follows:

Security	Value August 25, 2015*	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Loss
O'Shares FTSE Europe Quality Dividend ETF	$—	$4,960,084	$1,199,136	$3,796,470	$20,400	$(41,321)

*	Commencement of investment operations.

Further information about the affiliated Underlying Fund may be found herein.

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend Hedged ETF

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Forward Foreign Currency Contracts

O'Shares FTSE Europe Quality Dividend Hedged ETF had the following open forward currency contracts as of March 31, 2016:

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. British Pound	JPMorgan Chase Bank NA	04/29/16	(1,135,682)	$1,633,485	$1,632,438	$1,047
U.S. Dollar vs. Danish Krone	JPMorgan Chase Bank NA	04/29/16	(193,398)	29,428	29,602	(174)
U.S. Dollar vs. Euro	JPMorgan Chase Bank NA	04/29/16	(1,020,258)	1,157,095	1,163,493	(6,398)
U.S. Dollar vs. Norwegian Krone	JPMorgan Chase Bank NA	04/29/16	(271,373)	32,635	32,806	(171)
U.S. Dollar vs. Swedish Krona	JPMorgan Chase Bank NA	04/29/16	(1,379,816)	169,456	170,356	(900)
U.S. Dollar vs. Swiss Franc	JPMorgan Chase Bank NA	04/29/16	(700,141)	727,117	731,897	(4,780)
						$(11,376)

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.0%

Aerospace & Defense - 0.4%
Singapore Technologies Engineering Ltd.	5,625	13,492

Airlines - 0.7%
Air New Zealand Ltd.	1,104	2,192
Cathay Pacific Airways Ltd.	1,506	2,606
Japan Airlines Co. Ltd.	270	9,902
Singapore Airlines Ltd.	1,515	12,848
		27,548
Auto Components - 1.3%
Bridgestone Corp.	1,155	43,212
Hanon Systems	30	241
Sumitomo Rubber Industries Ltd.	144	2,228
Tokai Rika Co. Ltd.	45	848
		46,529
Automobiles - 3.1%
Toyota Motor Corp.	2,139	113,273

Beverages - 0.3%
Coca-Cola Amatil Ltd.	810	5,508
Coca-Cola East Japan Co. Ltd.	75	1,247
Coca-Cola West Co. Ltd.	108	2,677
Hite Jinro Co. Ltd.	36	910
		10,342
Biotechnology - 1.1%
CSL Ltd.	531	41,435

Building Products - 0.5%
Asahi Glass Co. Ltd.	969	5,311
LIXIL Group Corp.	354	7,228
TOTO Ltd.	138	4,310
		16,849
Capital Markets - 0.3%
IOOF Holdings Ltd.	561	3,828
Perpetual Ltd.	102	3,418
Platinum Asset Management Ltd.	783	3,825
		11,071
Chemicals - 2.9%
Air Water, Inc.	228	3,380
Asahi Kasei Corp.	2,637	17,852
DuluxGroup Ltd.	870	4,203
Hitachi Chemical Co. Ltd.	183	3,297
Incitec Pivot Ltd.	1,467	3,600
JSR Corp.	405	5,830
Kuraray Co. Ltd.	849	10,394
Lintec Corp.	84	1,505
Nippon Kayaku Co. Ltd.	438	4,435
Orica Ltd.	621	7,342
Shin-Etsu Chemical Co. Ltd.	807	41,816
Ube Industries Ltd.	1,749	3,097
		106,751
Commercial Services & Supplies - 1.7%
Brambles Ltd.	1,941	18,096
Downer EDI Ltd.	267	789
Park24 Co. Ltd.	291	8,156
S-1 Corp.	30	2,319
Secom Co. Ltd.	414	30,816
Toppan Forms Co. Ltd.	84	936
		61,112
Communications Equipment - 0.2%
VTech Holdings Ltd.	492	5,842

Construction & Engineering - 0.2%
COMSYS Holdings Corp.	216	3,340
Kinden Corp.	144	1,768
Maeda Road Construction Co. Ltd.	66	1,090
		6,198
Construction Materials - 0.7%
Adelaide Brighton Ltd.	813	3,171
Boral Ltd.	912	4,336
CSR Ltd.	957	2,429
Fletcher Building Ltd.	1,503	8,233
James Hardie Industries plc, CDI	666	9,150
		27,319
Consumer Finance - 0.0%(a)
Samsung Card Co. Ltd.	48	1,580

Containers & Packaging - 0.8%
Amcor Ltd.	2,409	26,593
Orora Ltd.	1,872	3,600
		30,193
Distributors - 0.0%(a)
Canon Marketing Japan, Inc.	75	1,312

Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	129	3,719

Diversified Financial Services - 1.2%
ASX Ltd.	492	15,680
First Pacific Co. Ltd.	1,569	1,171
Singapore Exchange Ltd.	4,824	28,480
		45,331
Diversified Telecommunication Services - 3.3%
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,872	659
Nippon Telegraph & Telephone Corp.	726	31,315
Singapore Telecommunications Ltd.	19,874	56,378
Spark New Zealand Ltd.	5,454	13,822
Telstra Corp. Ltd.	4,938	20,246
		122,420
Electric Utilities - 2.5%
AusNet Services	2,904	3,329
Cheung Kong Infrastructure Holdings Ltd.	681	6,659
CLP Holdings Ltd.	3,612	32,667

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Contact Energy Ltd.	2,547	8,842
Mighty River Power Ltd.	2,343	4,750
Power Assets Holdings Ltd.	3,348	34,250
		90,497
Electrical Equipment - 0.8%
Johnson Electric Holdings Ltd.	381	1,176
Mabuchi Motor Co. Ltd.	123	5,735
Mitsubishi Electric Corp.	2,049	21,503
Ushio, Inc.	114	1,517
		29,931
Electronic Equipment, Instruments & Components - 1.5%
Azbil Corp.	141	3,614
Hamamatsu Photonics KK	309	8,536
Hirose Electric Co. Ltd.	69	7,619
Hitachi High-Technologies Corp.	63	1,777
Kyocera Corp.	441	19,450
Omron Corp.	189	5,633
Venture Corp. Ltd.	1,125	6,984
		53,613
Food & Staples Retailing - 6.3%
Dongsuh Cos., Inc.	36	1,012
FamilyMart Co. Ltd.	165	8,588
Lawson, Inc.	216	18,103
Metcash Ltd.*	1,971	2,638
Mitsubishi Shokuhin Co. Ltd.	15	382
Seven & i Holdings Co. Ltd.	1,005	42,849
Sun Art Retail Group Ltd.	3,366	2,383
UNY Group Holdings Co. Ltd.	285	2,011
Wesfarmers Ltd.	3,246	103,500
Woolworths Ltd.	3,024	51,409
		232,875
Food Products - 0.5%
House Foods Group, Inc.	72	1,348
Nisshin Seifun Group, Inc.	222	3,534
Nissin Foods Holdings Co. Ltd.	93	4,377
Toyo Suisan Kaisha Ltd.	84	3,019
Wilmar International Ltd.	1,911	4,768
		17,046
Gas Utilities - 2.0%
APA Group	2,292	15,533
Hong Kong & China Gas Co. Ltd.	13,044	24,384
Osaka Gas Co. Ltd.	3,366	12,950
Toho Gas Co. Ltd.	513	3,647
Tokyo Gas Co. Ltd.	3,966	18,515
Towngas China Co. Ltd.	681	351
		75,380
Health Care Equipment & Supplies - 1.4%
Ansell Ltd.	177	2,354
Cochlear Ltd.	90	7,083
Fisher & Paykel Healthcare Corp. Ltd.	1,509	10,267
Hoya Corp.	822	31,309
Nihon Kohden Corp.	96	2,390
		53,403
Health Care Providers & Services - 0.5%
Miraca Holdings, Inc.	63	2,593
Ramsay Health Care Ltd.	81	3,823
Ryman Healthcare Ltd.	789	4,574
Sonic Healthcare Ltd.	480	6,934
		17,924
Hotels, Restaurants & Leisure - 1.0%
Cafe de Coral Holdings Ltd.	1,269	3,689
Crown Resorts Ltd.	243	2,329
Flight Centre Travel Group Ltd.	99	3,292
Kangwon Land, Inc.	273	9,764
SKYCITY Entertainment Group Ltd.	1,863	6,480
Star Entertainment Grp Ltd. (The)	867	3,788
Tabcorp Holdings Ltd.	1,224	4,030
Tatts Group Ltd.	1,848	5,374
		38,746
Household Durables - 0.7%
Coway Co. Ltd.	90	7,594
PanaHome Corp.	171	1,286
Sekisui Chemical Co. Ltd.	546	6,733
Sekisui House Ltd.	621	10,495
		26,108
Industrial Conglomerates - 3.6%
CK Hutchison Holdings Ltd.	6,621	85,958
Hopewell Holdings Ltd.	618	1,996
Jardine Matheson Holdings Ltd.	372	21,234
Keppel Corp. Ltd.	3,063	13,261
LG Corp.	99	5,930
NWS Holdings Ltd.	2,601	4,151
		132,530
Internet Software & Services - 0.1%
Yahoo Japan Corp.	1,170	4,986

IT Services - 0.3%
Computershare Ltd.	336	2,528
Itochu Techno-Solutions Corp.	84	1,587
Obic Co. Ltd.	63	3,335
Otsuka Corp.	54	2,854
		10,304
Leisure Products - 0.5%
Bandai Namco Holdings, Inc.	228	4,978
Heiwa Corp.	135	2,802
Sankyo Co. Ltd.	255	9,506
Sega Sammy Holdings, Inc.	171	1,867
		19,153
Machinery - 3.1%
Amada Holdings Co. Ltd.	360	3,517
FANUC Corp.	486	75,606
Komatsu Ltd.	1,224	20,865
Kurita Water Industries Ltd.	264	6,029
Nabtesco Corp.	135	3,034
OSG Corp.	72	1,346
Yangzijiang Shipbuilding Holdings Ltd.	4,920	3,581
		113,978
Media - 1.0%
Hakuhodo DY Holdings, Inc.	294	3,335
Nippon Television Holdings, Inc.	42	694

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
REA Group Ltd.	81	3,367
Seven West Media Ltd.	615	487
Singapore Press Holdings Ltd.	3,798	11,282
SKY Network Television Ltd.	1,845	6,379
SKY Perfect JSAT Holdings, Inc.	201	1,171
Television Broadcasts Ltd.	1,155	4,154
Toho Co. Ltd.	150	3,952
TV Asahi Holdings Corp.	30	539
		35,360
Metals & Mining - 5.1%
BHP Billiton Ltd.	9,514	123,392
Maruichi Steel Tube Ltd.	228	6,258
POSCO	156	29,942
Rio Tinto Ltd.	723	23,743
Sumitomo Metal Mining Co. Ltd.	549	5,459
		188,794
Multiline Retail - 0.1%
Harvey Norman Holdings Ltd.	840	3,037
Lifestyle International Holdings Ltd.	504	680
		3,717
Multi-Utilities - 0.3%
AGL Energy Ltd.	573	8,111
Vector Ltd.	588	1,339
		9,450
Oil, Gas & Consumable Fuels - 2.6%
Caltex Australia Ltd.	468	12,248
Idemitsu Kosan Co. Ltd.	156	2,788
New Hope Corp. Ltd.	672	677
Origin Energy Ltd.	723	2,831
Santos Ltd.	1,155	3,581
Showa Shell Sekiyu KK	468	4,206
TonenGeneral Sekiyu KK	1,491	13,504
Woodside Petroleum Ltd.	2,759	55,096
		94,931
Personal Products - 1.1%
Kao Corp.	690	36,853
Pola Orbis Holdings, Inc.	27	2,241
		39,094
Pharmaceuticals - 4.0%
Astellas Pharma, Inc.	4,323	57,559
Hisamitsu Pharmaceutical Co., Inc.	102	4,565
KYORIN Holdings, Inc.	81	1,545
Mitsubishi Tanabe Pharma Corp.	432	7,522
Mochida Pharmaceutical Co. Ltd.	18	1,339
Otsuka Holdings Co. Ltd.	717	26,079
Sawai Pharmaceutical Co. Ltd.	39	2,446
Takeda Pharmaceutical Co. Ltd.	981	44,828
		145,883
Professional Services - 0.1%
SEEK Ltd.	219	2,726

Real Estate Investment Trusts (REITs) - 10.0%
Ascendas REIT	8,697	15,436
CapitaLand Commercial Trust Ltd.	11,445	12,494
CapitaLand Mall Trust	14,430	22,396
Champion REIT	3,594	1,830
Dexus Property Group	3,360	20,522
Goodman Group	5,982	30,693
GPT Group (The)	6,117	23,528
Kiwi Property Group Ltd.	5,787	5,806
Link REIT	13,825	81,989
Mirvac Group	11,997	17,858
Scentre Group	20,681	70,635
Shopping Centres Australasia Property Group	2,784	4,904
Stockland	7,662	25,167
Suntec REIT	6,438	8,008
Vicinity Centres	11,304	27,739
		369,005
Real Estate Management & Development - 7.0%
Daito Trust Construction Co. Ltd.	339	48,198
Frasers Centrepoint Ltd.	915	1,108
Hang Lung Properties Ltd.	6,564	12,541
Henderson Land Development Co. Ltd.	2,052	12,606
Hongkong Land Holdings Ltd.	1,935	11,591
Hysan Development Co. Ltd.	2,340	9,971
Kerry Properties Ltd.	1,554	4,267
LendLease Group	714	7,618
Sino Land Co. Ltd.	9,171	14,519
Sumitomo Real Estate Sales Co. Ltd.	21	405
Sun Hung Kai Properties Ltd.	6,213	75,975
Swire Pacific Ltd., Class A	1,338	14,404
Swire Properties Ltd.	1,887	5,097
UOL Group Ltd.	1,635	7,285
Wharf Holdings Ltd. (The)	4,446	24,303
Wheelock & Co. Ltd.	1,128	5,039
Wing Tai Holdings Ltd.	1,233	1,611
		256,538
Road & Rail - 2.3%
Asciano Ltd.	585	4,032
Aurizon Holdings Ltd.	3,990	12,155
ComfortDelGro Corp. Ltd.	7,923	17,180
Hitachi Transport System Ltd.	42	703
Kintetsu Group Holdings Co. Ltd.	2,535	10,285
MTR Corp. Ltd.	3,405	16,857
Nagoya Railroad Co. Ltd.	1,005	4,703
Nippon Express Co. Ltd.	852	3,881
SMRT Corp. Ltd.	849	952
West Japan Railway Co.	249	15,395
		86,143
Semiconductors & Semiconductor Equipment - 0.1%
ASM Pacific Technology Ltd.	237	1,861
Disco Corp.	30	2,546
		4,407
Software - 0.3%
Oracle Corp. Japan	120	6,747
Trend Micro, Inc.	123	4,509
		11,256
Specialty Retail - 0.7%
Autobacs Seven Co. Ltd.	294	4,970
Shimachu Co. Ltd.	144	3,443
Shimamura Co. Ltd.	66	8,250

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
USS Co. Ltd.	618	9,886
		26,549
Technology Hardware, Storage & Peripherals - 7.3%
Canon, Inc.	2,262	67,521
Samsung Electronics Co. Ltd.	147	168,646
Samsung Electronics Co. Ltd. (Preference)	33	31,944
Toshiba TEC Corp.*	162	637
		268,748
Textiles, Apparel & Luxury Goods - 0.5%
Li & Fung Ltd.	11,898	7,041
Prada SpA	378	1,301
Texwinca Holdings Ltd.	1,224	1,195
Wacoal Holdings Corp.	210	2,509
Yue Yuen Industrial Holdings Ltd.	1,935	6,648
		18,694
Tobacco - 3.4%
Japan Tobacco, Inc.	2,127	88,755
KT&G Corp.	396	38,090
		126,845
Trading Companies & Distributors - 2.0%
Marubeni Corp.	1,815	9,205
Mitsubishi Corp.	1,455	24,674
Mitsui & Co. Ltd.	2,358	27,168
Sumitomo Corp.	1,239	12,330
		73,377
Transportation Infrastructure - 0.7%
Auckland International Airport Ltd.	975	4,353
Hopewell Highway Infrastructure Ltd.	3,021	1,484
Hutchison Port Holdings Trust	11,295	5,648
Kamigumi Co. Ltd.	291	2,742
Macquarie Atlas Roads Group	738	2,725
SIA Engineering Co. Ltd.	954	2,550
Sydney Airport	1,491	7,673
		27,175
Wireless Telecommunication Services - 6.8%
KDDI Corp.	5,321	142,310
M1 Ltd.	1,185	2,288
NTT DOCOMO, Inc.	4,121	93,588
SK Telecom Co. Ltd.	45	8,204
StarHub Ltd.	2,298	5,717
		252,107
TOTAL COMMON STOCKS (COST $3,539,263)		3,649,589

Total Investments - 99.0% (Cost $3,539,263)		3,649,589
Other Assets Less Liabilities - 1.0%		37,742
Net assets - 100.0%		3,687,331

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

Abbreviations
CDI	CHESS Depositary Interest
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$268,294
Aggregate gross unrealized depreciation	(157,968)
Net unrealized appreciation	$110,326
Federal income tax cost of investments	$3,539,263

O'Shares FTSE Asia Pacific Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of March 31, 2016:

Australia	23.2%
China	0.1%
Hong Kong	14.7%
Ireland	0.3%
Italy	0.0	%(a)
Japan	42.8%
New Zealand	2.1%
Singapore	6.8%
South Korea	8.3%
United Kingdom	0.7%
Other(1)	1.0%
	100.0%

(a)	Represents less than 0.05% of net assets
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND - 100.0%

O'Shares FTSE Asia Pacific Quality Dividend ETF (Cost $2,362,287)(a)	100,700	2,492,607

Total Investments - 100.0% (Cost $2,362,287)		2,492,607
Other Assets Less Liabilities - 0.0%(b)		1,212
Net assets - 100.0%		2,493,819

(a)	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Represents less than 0.05% of net assets.

Abbreviations
ETF	Exchange Traded Fund

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,320
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$130,320
Federal income tax cost of investments	$2,362,287

Investment in a company which was affiliated for the period ending March 31, 2016, was as follows:

Security	Value August 25, 2015*	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain/(Loss)
O'Shares FTSE Asia Pacific Quality Dividend ETF	$—	$2,362,287	$–	$2,492,607	$47,413	$–

*	Commencement of investment operations.

Further information about the affiliated Underlying Fund may be found herein.

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Forward Foreign Currency Contracts

O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF had the following open forward currency contracts as of March 31, 2016:

Sell Contracts
Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	JPMorgan Chase Bank NA	04/29/16	(774,166)	$592,895	$594,844	$(1,949)
U.S. Dollar vs. Japanese Yen	JPMorgan Chase Bank NA	04/29/16	(121,391,547)	1,080,063	1,080,912	(849)
U.S. Dollar vs. Korean Won	JPMorgan Chase Bank NA	04/29/16	(231,380,638)	202,220	202,194	26
U.S. Dollar vs. New Zealand Dollar	JPMorgan Chase Bank NA	04/29/16	(75,096)	52,011	52,069	(58)
U.S. Dollar vs. Singapore Dollar	JPMorgan Chase Bank NA	04/29/16	(224,635)	166,363	166,810	(447)
						$(3,277)

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedule of Investments

March 31, 2016 (Unaudited)

1.	Organization

FQF Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five series of the O’Shares Investments Funds (collectively the ‘‘Funds’’ or individually a ‘‘Fund’’): O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF, O’Shares FTSE Asia Pacific Quality Dividend ETF, and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF. FFCM, LLC (the ‘‘Adviser’’) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended.

Each Fund seeks to track the performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

The O’Shares FTSE U.S. Quality Dividend ETF commenced operations on July 14, 2015. The O’Shares FTSE Europe Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF commenced operations on August 19, 2015. The O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF commenced operations on August 25, 2015.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

In calculating each Fund’s NAV, investments generally are valued using market valuations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their net asset value, and market value, respectively.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2016 (Unaudited)

The following is a summary of the valuations as of March 31, 2016 for each Fund based upon the three levels defined above:

	LEVEL 1- Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks/ Exchange Traded Funds	Forward Foreign Currency Contracts		Totals
O'Shares FTSE U.S. Quality Dividend ETF
Assets:	$122,305,534	$—	$—	$122,305,534
Totals:	$122,305,534	$—	$—	$122,305,534
O'Shares FTSE Europe Quality Dividend ETF
Assets:	$19,471,960	$—	$—	$19,471,960
Totals:	$19,471,960	$—	$—	$19,471,960
O'Shares FTSE Europe Quality Dividend Hedged ETF
Assets:	$3,796,470	$1,047	$—	$3,797,517
Liabilities:	—	$(12,423)	$—	$(12,423)
Totals:	$3,796,470	$(11,376)	$—	$3,785,094
O'Shares FTSE Asia Pacific Quality Dividend ETF
Assets:	$3,649,589	$—	$—	$3,649,589
Totals:	$3,649,589	$—	$—	$3,649,589
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Assets:	$2,492,607	$26	$—	$2,492,633
Liabilities:	$—	$(3,303)	$—	$(3,303)
Totals:	$2,492,607	$(3,277)	$—	$2,489,330

For the period ended March 31, 2016, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type. There were no transfers between Levels 1, 2, and 3 for the period ended March 31, 2016.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts for a variety of reasons, including hedging and extracting investment returns. Forward foreign currency contracts may be considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward foreign currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2016 (Unaudited)

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency. Position hedging and transaction hedging generally involve a Fund seeking to “lock in” the exchange rate between currencies. Purchasing a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that a Fund intends to acquire may serve as a long hedge. Alternatively, selling a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency may serve as a short hedge. Currency hedges do not protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no forward currency contracts on that currency are available or such forward currency contracts are more expensive than certain other derivative instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using forward currency contracts on another currency or a basket of currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the forward currency contract will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

Except for the O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF, no Fund is obligated to actively engage in currency hedging transactions; therefore, such a Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. Further, a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

At or before settlement of a forward foreign currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract; or, if the forward foreign currency contract is cash settled, pay or receive the difference between it and its counterparty’s obligations under the contract. If a Fund makes delivery of a currency at or before the settlement of a forward foreign currency contract, it may be required to obtain the currency through the conversion of assets into the currency. A Fund may close out a forward foreign currency contract obligating it to purchase currency by selling an offsetting contract. If a Fund engages in an offsetting transaction, it may later enter into a new forward foreign currency contract to sell the currency. If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward foreign currency contract prices.

During the period ended March 31, 2016, the O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF held forward foreign currency contracts with an average monthly settlement value as follow:

Fund	Average Settlement Value
O’Shares FTSE Europe Quality Dividend Hedged ETF	$2,407,013
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	1,794,668

3. Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Asia-Pacific Risk: Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Authorized Participants Concentration Risk: The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Depositary Receipts Risk: The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk: Involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund's purchase of such a company’s securities.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Equity Investing Risk: An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on a Fund.

Europe Risk: Decreasing imports or exports, changes in governmental or E.U. regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.

Exchange-Traded Funds and Other Investment Companies Risk: The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, a Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic, economic, foreign market and trading risks. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Forward and Futures Contracts Risk: The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) a Fund may have insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and may have to sell investments at a time when it may be disadvantageous to do so.

Hedging Risk: A Fund’s hedging strategies may not be successful and even if they are successful the Fund’s exposure to foreign currency fluctuations is not expected to be fully hedged at all times.

Industry Concentration Risk: To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

International Closed Market Trading Risk: If a Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: A Fund could become exposed to leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk: Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Tracking Error Risk: The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error.

Volatility Risk: There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President
May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President
May 26, 2016

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
May 26, 2016